Accumulated Other Comprehensive Income - Schedule of Changes in Accumulated Other Comprehensive (Loss) Income by Component Net of Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized holding loss on available-for-sale securities arising during the period, Pretax	$ (1,221)	$ (551)	$ 1,612
Amount reclassified for net gains included in net income, Pretax	(1)	(56)	(133)
Unrealized holding loss on available-for-sale securities arising during the period, Tax Effect	(235)	(50)	651
Amount reclassified for net gains included in net income, Tax Effect		19	45
Beginning balance, After-tax	(417)
Other comprehensive income (loss)	(457)	(135)	1,174
Ending Balance, After-tax	(874)	(417)
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, Pretax	(631)	(427)
Unrealized holding loss on available-for-sale securities arising during the period, Pretax	(1,221)	(551)
Amount reclassified for net gains included in net income, Pretax	(1)	(56)
Amortization of held-to-maturity discount resulting from transfer, Pretax	530	403
Total other comprehensive income (loss), Pretax	(692)	(204)
Ending balance, Pretax	(1,323)	(631)	(427)
Beginning balance, Tax Effect	214	145
Unrealized holding loss on available-for-sale securities arising during the period, Tax Effect	415	187
Amount reclassified for net gains included in net income, Tax Effect		19
Amortization of held-to-maturity discount resulting from transfer, Tax Effect	(180)	(137)
Total other comprehensive income (loss), Tax Effect	235	69
Ending Balance, Tax Effect	449	214	145
Beginning balance, After-tax	(417)	(282)
Unrealized holding loss on available-for-sale securities arising during the period, After-tax	(806)	(364)
Amount reclassified for net gains included in net income, After-tax	(1)	(37)
Amortization of held-to-maturity discount resulting from transfer, After-tax	350	266
Other comprehensive income (loss)	(457)	(135)
Ending Balance, After-tax	$ (874)	$ (417)	$ (282)